Submission	Apr. 02, 2025
Submission [Line Items]
Central Index Key	0001710072
Registrant Name	Edgewise Therapeutics, Inc.
Registration File Number	333-279299
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES